Associated Liabilities Collateralized by the Pledged Assets (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 825	¥ 653
Call money and funds purchased	1,878	1,959
Payables under repurchase agreements	4,599	5,608
Payables under securities lending transactions	4,750	6,052
Other short-term borrowings	9,301	4,696
Long-term debt	4,989	3,475
Total	¥ 26,342	¥ 22,443